Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Other equity reserves and subordinated notes [member]	Retained earnings [member]	Total controlling interest [member]	Non-controlling interests [member]
Balance as of at Dec. 31, 2020	$ 8,952	$ 318	$ 7,575	$ (2,453)	$ 2,635	$ 8,075	$ 877
Net income for the period	778				753	753	25
Other comprehensive income (loss) for the period	(42)			(31)		(31)	(11)
Total of other comprehensive income (loss) for the period	736			(31)	753	722	14
Cancellation of own shares by shareholders' resolution			(83)	83
Issuance of subordinated notes	994			994		994
Changes in non-controlling interest and repayment of perpetual debentures	(447)						(447)
Share-based compensation	77		0	77		77
Coupons paid on subordinated notes and perpetual debentures	(41)			(41)		(41)
Balance as of at Dec. 31, 2021	10,271	318	7,492	(1,371)	3,388	9,827	444
Net income for the period	885				858	858	27
Other comprehensive income (loss) for the period	(93)			(30)		(30)	(63)
Total of other comprehensive income (loss) for the period	792			(30)	858	828	(36)
Cancellation of own shares by shareholders' resolution	(111)
Share-based compensation	47			47		47
Coupons paid on subordinated notes and perpetual debentures	(54)			(54)		(54)
Own shares purchased under share repurchase program	(111)		0	(111)		(111)
Changes in non-controlling interest	0			0		0	0
Shares in trust for future deliveries under share-based compensation	(36)			(36)		(36)
Balance as of at Dec. 31, 2022	10,909	318	7,492	(1,555)	4,246	10,501	408
Net income for the period	199				182	182	17
Other comprehensive income (loss) for the period	207			193		193	14
Total of other comprehensive income (loss) for the period	406			193	182	375	31
Cancellation of own shares by shareholders' resolution	0		(111)	111
Issuance of subordinated notes	992			992		992
Share-based compensation	61			61		61
Coupons paid on subordinated notes and perpetual debentures	(120)			(120)		(120)
Changes in non-controlling interest	(87)			0		0	(87)
Shares in trust for future deliveries under share-based compensation	(45)			(45)		(45)
Balance as of at Dec. 31, 2023	$ 12,116	$ 318	$ 7,381	$ (363)	$ 4,428	$ 11,764	$ 352